Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Financial Position and Financial Performance of VIEs and Subsidiaries Reported in Consolidated Financial Statements

The following financial position and financial performance of the VIEs and VIEs' subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 were included in the accompanying consolidated financial statements:

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	154,544	43,369
Available-for-sale investments	19,531	—
Accounts receivable	32,934	57,343
Prepaid expenses and other current assets	110,131	77,132
Total current assets	317,140	177,844
Property and equipment, net	9,264	19,413
Right-of-use assets	12,244	14,755
Other non-current assets	3,070	774
Total non-current assets	24,578	34,942
Total assets	341,718	212,786

Accrued expenses and other current liabilities	35,220	31,272
Deferred revenue and customer advances	40,092	42,768
Operating lease liabilities, current	8,179	5,781
Total current liabilities	83,491	79,821
Operating lease liabilities, non-current	3,563	6,530
Total non-current liabilities	3,563	6,530
Total liabilities	87,054	86,351

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	2,166,327	498,602	168,085
Net income	797,867	309,653	42,291

The following are cash flows of the VIEs and VIEs' subsidiaries for the years ended December 31, 2021, 2022 and 2023, excluding inter-company transactions:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash generated from (used in) operating activities	581,190	50,755	(45,201)
Net cash (used in) generated from investing activities	(59,413)	(9,510)	8,325
Net cash generated from financing activities	—	—	—

Schedule of Property and Equipment Estimated Useful Life

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Electronic equipment	3 to 5 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Software	3 to 5 years
Furniture and office equipment	5 years

Summary of Contract and Refund Liabilities Arising from Contract with Customers

The following table provides information about the Group's contract and refund liabilities arising from contract with customers.

	As of December 31,
	2022	2023
	RMB	RMB
Deferred revenue and customer advances	42,385	44,949
Refund liabilities	389	225

Schedule of Disaggregated Revenue by Types	The following table provides information about disaggregated revenue by types:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Teaching and learning SaaS offerings	—	115,365	149,119
Other educational products and services	55,910	415,699	21,843
Online K-12 tutoring services	2,128,610	—	—
Total net revenues	2,184,520	531,064	170,962

Schedule of Net Revenues from Customers

The following customers accounted for 10% or more of net revenue for the year ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Percentage of revenue contributed by Customer A	*%	*%	32%
Percentage of revenue contributed by Customer B	*%	*%	15%
Percentage of revenue contributed by Customer C	*%	*%	14%

* Revenue from such customers represented less than 10% of the Group's revenue during the respective years.

Summary of Accounts Receivable From Customers

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group's accounts receivable as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Percentage of accounts receivable from Customer A	*%	34%
Percentage of accounts receivable from Customer C	*%	21%
Percentage of accounts receivable from Customer D	49%	18%

* Accounts receivable from such customers represented less than 10% of the Group's accounts receivable at the end of respective years.